Leases (Tables) - Mariadb Corporation Ab	12 Months Ended
Sep. 30, 2022
Leases.
Summary of Lease Costs

	Year Ended September 30,
	2022	2021

	(in thousands)
Operating lease costs	$653	$715
Short term lease costs	18	31
Variable lease costs	55	20
Total lease cost	$726	$766

	Year Ended September 30,
	2022	2021

	(in thousands)
Research and development	$29	$116
Sales and marketing expenses	3	7
General and administrative expenses	694	643
Total lease cost	$726	$766

Summary of operating lease

	September 30,	September 30,
	2022	2021

	(in thousands)
Operating lease right-of-use assets	$890	$1,645
Operating lease liabilities, current	$496	$658
Operating lease liabilities, net of current	433	1,035
Total operating lease liabilities	$929	$1,693

Summary of operating lease supplemental information

	Year Ended September 30,
	2022	2021

	(in thousands, except
	weighted-
	average information)
Cash paid for amounts included in the measurement of operating lease liabilities	$664	$694
Weighted-average remaining lease term (in years)	1.86	2.63
Weighted-average discount rate	3.22%	3.20%

Summary of Future minimum lease payments under non-cancelable operating leases

Year ended September 30:
2023	$519
2024	421
2025	18
Total minimum payments	$958
Less imputed interest	(29)
Present value of future minimum lease payments	929
Less current obligations under leases	(496)
Non-current lease obligations	$433